Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X FTSE Argentina 20 ETF
Global X Nigeria Index ETF

Supplement Dated June 13, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Argentina 20 ETF and
Global X Nigeria Index ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Argentina 20 ETF and Global X Nigeria Index ETF.

The following changes will take effect for the Global X FTSE Argentina 20 ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X FTSE Argentina 20 ETF	Global X MSCI Argentina ETF
Index	FTSE Argentina 20 Index	MSCI All Argentina 25/50 Index
Index Components	20	25
Weighting Methodology	Modified free float adjusted market-capitalization	Modified float adjusted market-capitalization

The following changes will take effect for the Global X Nigeria Index ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X Nigeria Index ETF	Global X MSCI Nigeria ETF
Index	Solactive Nigeria Index	MSCI All Nigeria Select 25/50 Index
Index Components	28	21
Weighting Methodology	Modified free float adjusted market-capitalization	Modified free float adjusted market-capitalization

Information regarding the MSCI All Argentina 25/50 Index and the MSCI All Nigeria Select 25/50 Index may be viewed at www.MSCI.com

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE